THE SARATOGA ADVANTAGE TRUST

JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO

Supplement dated December 22, 2014

to the Prospectus dated September 9, 2014

CLASS I SHARES	(Ticker: JAIMX)
CLASS A SHARES	(Ticker: JAAMX)
CLASS C SHARES	(Ticker: JACMX)

All references in the James Alpha Multi Strategy Alternative Income Portfolio’s Prospectus, dated September 9, 2014, to George B. Clairmont, Nicholas Jenks and R. Brentwood Strasler are hereby deleted in their entirety.  Messrs. Clairmont, Jenks and Strasler no longer serve as portfolio managers to the James Alpha Multi Strategy Alternative Income Portfolio.

This Supplement updates and supersedes any contrary information contained in the Portfolio’s Prospectus.

Please retain this Supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO

Supplement dated December 22, 2014

to the Statement of Additional Information dated September 9, 2014

CLASS I SHARES	(Ticker: JAIMX)
CLASS A SHARES	(Ticker: JAAMX)
CLASS C SHARES	(Ticker: JACMX)

All references in the James Alpha Multi Strategy Alternative Income Portfolio’s Statement of Additional Information, dated September 9, 2014, to George B. Clairmont, Nicholas Jenks and R. Brentwood Strasler are hereby deleted in their entirety.  Messrs. Clairmont, Jenks and Strasler no longer serve as portfolio managers to the James Alpha Multi Strategy Alternative Income Portfolio.

This Supplement updates and supersedes any contrary information contained in the Portfolio’s Statement of Additional Information.

Please retain this Supplement for future reference.